Business and Significant Accounting Policies (Schedule of Cash, Cash Equivalents and Restricted Cash) (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Description Of Business And Significant Accounting Policies [Abstract]
Cash and cash equivalents	$ 12	$ 19		$ 10
Restricted cash, current	19	24		16
Restricted cash, noncurrent	176	108		72
Total cash, cash equivalents and restricted cash on the Condensed Statements of Consolidated Cash Flows	$ 207	$ 151	$ 90	$ 98	$ 54	$ 27